Interests in associates (Tables)	6 Months Ended
Jun. 30, 2025
Interests in associates
Schedule of carrying amount and financial information of equity-accounted investments

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024
Beginning of the period	6,239,691	—	7,087,142	—
Fair value of Neurosterix US Holdings LLC equity interest on April 2, 2024	—	9,428,400	—	9,428,400
Share of the net loss for the period of Neurosterix’s Group	(1,231,845)	(530,749)	(2,079,296)	(530,749)
End of period	5,007,846	8,897,651	5,007,846	8,897,651